Related Party Transactions - Related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related Party Transactions
Amounts due from Group companies	¥ 7,569,180	$ 1,036,973	¥ 7,428,070
Amounts due to related parties	801,859	109,854	1,238,776
Related Party | Tencent Group
Related Party Transactions
Amounts due from Group companies	3,427,778	469,604	3,516,220
Amounts due to related parties	669,635	91,739	1,112,583
Related Party | Ningbo Hexin Equity Investment Partnership
Related Party Transactions
Amounts due from Group companies	710,632	97,356	710,632
Related Party | Fufeitong Group
Related Party Transactions
Amounts due from Group companies	3,430,770	470,013	3,201,218
Amounts due to related parties	¥ 132,224	$ 18,115	¥ 126,193